LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: provision for credit losses	¥ (733,169)		¥ (1,182,609)
Loan recognized as a result of payment under the guarantee, net	130,347	$ 20,230	179,947
Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	863,516		1,362,556
Less: provision for credit losses	(733,169)		(1,182,609)
Loan recognized as a result of payment under the guarantee, net	130,347		179,947
Past due Up to 6 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	103,329		145,639
Past due 6 months to 12 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	6,871		307,224
Past due Over 12 months | Loan recognized as a result of payment under the guarantee
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 753,316		¥ 909,693